S-K 1603(a)(9) Restrictions on Selling Securities	Dec. 17, 2025
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In order to facilitate our initial business combination or for any other reason determined by our sponsor, our sponsor may, with our consent, (i) surrender or forfeit, transfer or exchange our insider shares, private units or any of our other securities, including for no consideration in connection with a PIPE financing or otherwise, (ii) subject any such securities to earn-outs or other restrictions, held by it and (iii) enter into any other arrangements with respect to any such securities.
Public Units [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	No Transfer of any ordinary shares, insider shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.	[1]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Spectre RH Limited, Jingxia Hua, and Lin Sun	[1]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.	[1]
Insider Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (each of the foregoing, a “Transfer”), until the earlier of (i) six months after the completion of an initial business combination and (ii) subsequent to our initial business combination, (A) if the last reported sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Further, no Transfer of any ordinary shares, insider shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.	[1],[2]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Spectre RH Limited, Jingxia Hua, and Lin Sun	[1],[2]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Exceptions include: (i) among the initial shareholders or to an initial shareholder’s member, partner, officer, director, or affiliate; (ii) by gift to a member of the initial shareholder’s immediate family or to a trust, the beneficiary of which is a member of the initial shareholder’s immediate family or an affiliate of such individual, or to a charitable organization; (iii) by virtue of laws of descent and distribution upon death; (iv) pursuant to a qualified domestic relations order; (v) by virtue of the sponsor’s organizational documents upon liquidation or dissolution of the sponsor; or (vi) in the event of our liquidation prior to the completion of an initial business combination; provided, however, that, in the case of clauses (i) through (v), each transferee agrees in writing to be bound by the Transfer restrictions and the other restrictions contained in the letter agreement.	[1],[2]
Private Units [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	No Transfer until 30 days after the completion of our initial business combination. Further, no Transfer of any ordinary shares, insider shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.	[1],[2]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Spectre RH Limited	[1],[2]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.	[1],[2]

[1]	The insider shares and private units, including any private placement shares and private warrants included in such private units, issued in connection or simultaneously with this offering are restricted securities and subject to the limitations on transfer described above under “—Rule 144” and “—Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies.” Further, our sponsor, its permitted transferees or any other person that becomes an affiliate of the post-business combination company for purposes of Rule 144 under the Securities Act may be subject to additional resale restrictions with respect to securities they hold, as described above.
[2]	For more information on the number of securities beneficially held by our sponsor, please see the section entitled “Principal Shareholders” in this prospectus.